Segment reporting	12 Months Ended
Dec. 31, 2018
Segment reporting
Segment reporting

20. Segment reporting

voxeljet operates in two reportable segments—Systems and Services—which reflect the internal organizational and management structure according to the distinct nature of the two businesses. The Systems business derives its revenues from the manufacture and sale of 3D printers, from the sale of consumables, as well as from lease, maintenance and extended warranty agreements with customers, while the Services business provides customized printed products to customers.

The Management Board of voxeljet is the chief operating decision maker. As a performance indicator, the chief operating decision maker mainly monitors the Company’s revenues and gross profit.

The following table summarizes segment reporting for each of the reporting periods ended December 31. As management’s controlling instruments are mainly revenue‑based, the reporting information does not include a detailed breakdown of all assets and liabilities by category. The sum of the amounts for the two segments equals the total for the Company for each of the years presented.

SEGMENT REPORTING

	Year Ended December 31,
	2018		2017 (1)		2016
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	12,248	13,761	11,534	11,644	13,081	9,257
Gross profit	3,708	5,437	4,258	5,067	3,197	3,706
Gross profit in %	30.3%	39.5%	36.9%	43.5%	24.4%	40.0%
PPE	11,804	15,871	13,070	14,628	9,936	13,585
Trade receivables	3,479	2,551	2,899	2,194	2,566	1,567
Trade payables	1,726	1,219	1,885	1,174	833	932

Systems revenues include revenues from the sales of used 3D printers of kEUR 1,489, kEUR 2,556, and kEUR 1,235 for the years ended December 31, 2018,  2017, and 2016, respectively.

Geographic information

REVENUES BY GEOGRAPHICAL REGION

voxeljet’s revenues and non‑current assets are presented below by geographic region. For purposes of this presentation, revenues are based on the geographic location of customers and assets are based on their geographic location.

voxeljet’s revenues were generated in the following geographical regions for the years reported:

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
EMEA	14,673	14,832	13,364
Germany	6,605	5,677	6,132
France	2,667	2,611	2,725
Great Britain	1,050	1,459	1,135
Others	4,351	5,085	3,372
Asia Pacific	5,450	2,526	4,831
Indonesia	1,819	--	--
China	2,134	1,549	194
South Korea	888	721	1,680
Thailand	6	6	1,327
Taiwan	7	25	1,303
Others	596	225	327
Americas	5,886	5,820	4,143
United States	5,802	5,474	4,107
Others	84	346	36
Total	26,009	23,178	22,338

NON‑CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2018	2017 (1)
	(€ in thousands)
EMEA	26,651	25,366
Germany	25,104	23,906
Great Britain	1,547	1,460
Asia Pacific	1,090	1,360
Americas	3,675	2,782
United States	3,675	2,782
Total	31,416	29,508

(1) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6.